Average Annual Total Returns - First Trust Industrials-Producer Durables AlphaDEX Fund	First Trust Industrials-Producer Durables AlphaDEX Fund 1 Year	First Trust Industrials-Producer Durables AlphaDEX Fund 5 Years	First Trust Industrials-Producer Durables AlphaDEX Fund 10 Years	First Trust Industrials-Producer Durables AlphaDEX Fund Since Inception	First Trust Industrials-Producer Durables AlphaDEX Fund Inception Date	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions 1 Year	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions 5 Years	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions 10 Years	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions Since Inception	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Industrials-Producer Durables AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Industrials Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Industrials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Producer Durables Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Producer Durables Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Producer Durables Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Producer Durables Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	33.40%	9.08%	12.80%	7.50%	May 08, 2007	32.98%	8.74%	12.42%	7.17%	19.76%	7.00%	10.52%	5.98%	34.33%	9.81%	13.61%	8.28%	31.43%	11.48%	13.54%	8.52%	29.37%	9.48%	13.45%	8.06%	30.79%	10.38%	13.95%